REGULATORY MATTERS (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Banking and Thrift [Abstract]
Schedule of actual capital amounts and ratios
						To Be Well
						Capitalized Under
	Actual		For Capital			Prompt Corrective
	Capital		Adequacy Purposes			Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount		Ratio	Amount		Ratio

March 31, 2019
Total Capital (to Risk Weighted Assets)	$131,884	14.45%	$73,014	>	8.0%	$91,267	>	10.0%
Tier 1 Capital (to Risk Weighted Assets)	120,471	13.20	54,760	>	6.0	73,014	>	8.0
Common Equity Tier 1 Capital (to Risk Weighted Assets)	120,471	13.20	41,070	>	4.5	59,324	>	6.5
Tier 1 Capital (to Average Assets)	120,471	12.20	39,512	>	4.0	49,391	>	5.0

December 31, 2018
Total Capital (to Risk Weighted Assets)	$128,939	14.55%	$70,891	>	8.0%	$88,614	>	10.0%
Tier 1 Capital (to Risk Weighted Assets)	117,855	13.30	53,168	>	6.0	70,891	>	8.0
Common Equity Tier 1 Capital (to Risk Weighted Assets)	117,855	13.30	39,876	>	4.5	57,599	>	6.5
Tier 1 Capital (to Average Assets)	117,855	12.69	37,157	>	4.0	46,446	>	5.0

						To Be Well
						Capitalized Under
	Actual		For Capital			Prompt Corrective
	Capital		Adequacy Purposes			Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount		Ratio	Amount		Ratio

December 31, 2018
Total Capital (to Risk Weighted Assets)	$128,939	14.55%	$70,891	>	8.0%	$88,614	>	10.0%
Tier 1 Capital (to Risk Weighted Assets)	117,855	13.30	53,168	>	6.0	70,891	>	8.0
Common Equity Tier 1 Capital (to Risk Weighted Assets)	117,855	13.30	39,876	>	4.5	57,599	>	6.5
Tier 1 Capital (to Average Assets)	117,855	12.69	37,157	>	4.0	46,446	>	5.0

December 31, 2017
Total Capital (to Risk Weighted Assets)	$116,869	14.96%	$62,514	>	8.0%	$78,142	>	10.0%
Tier 1 Capital (to Risk Weighted Assets)	107,112	13.71	46,885	>	6.0	62,514	>	8.0
Common Equity Tier 1 Capital (to Risk Weighted Assets)	107,112	13.71	35,164	>	4.5	50,792	>	6.5
Tier 1 Capital (to Average Assets)	107,112	11.80	36,299	>	4.0	45,374	>	5.0